Accounts payable (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Payable, Current [Abstract]
Vendor payable	¥ 149,368		¥ 157,147
Shipping charges payable and others	39,011		35,713
Total	¥ 188,379	$ 26,938	¥ 192,860